Subsequent Events (Details Narrative) - Major Purchases of Assets [Member] $ in Millions, $ in Millions	Jul. 01, 2024 lb	May 24, 2024 CAD ($)	May 24, 2024 USD ($)	May 08, 2024 lb
Disclosure of non-adjusting events after reporting period [line items]
Uranium storage account	100,000			100,000
Percentage of smelter return royalty on Salamanca uranium project, agreed to purchase		0.375%	0.375%
Purchase considertion		$ 0.4	$ 0.3